Document and Entity Information	12 Months Ended
Sep. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2011
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jun 7, 2012
Document Effective Date	Jun 7, 2012
Prospectus Date	Sep 29, 2011

Prospectus Supplement — June 7, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

The Principal Investment Strategies of the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Principal Risks of Investing in the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby revised to include the following information:

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2010)	1 year	5 years	Class A, B, C and R4 Since inception (6/19/03)	Class I Since inception (3/4/04)	Class W Since inception (12/1/06)
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)*	+5.85%	+5.72%	+4.36%	+4.55%	+5.73%

*	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby revised to include the following information:

Average Annual Total Returns (without sales charge)

(for periods ended December 31, 2010)	1 year	5 years	Class A Since inception (6/19/03)
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)**	+5.85%	+5.72%	+4.36%

**	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Supplement Text Block	cfst4_SupplementTextBlock

Prospectus Supplement — June 7, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

The Principal Investment Strategies of the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Principal Risks of Investing in the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby revised to include the following information:

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2010)	1 year	5 years	Class A, B, C and R4 Since inception (6/19/03)	Class I Since inception (3/4/04)	Class W Since inception (12/1/06)
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)*	+5.85%	+5.72%	+4.36%	+4.55%	+5.73%

*	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby revised to include the following information:

Average Annual Total Returns (without sales charge)

(for periods ended December 31, 2010)	1 year	5 years	Class A Since inception (6/19/03)
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)**	+5.85%	+5.72%	+4.36%

**	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cfst4_SupplementTextBlock

Prospectus Supplement — June 7, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

The Principal Investment Strategies of the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Principal Risks of Investing in the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby revised to include the following information:

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2010)	1 year	5 years	Class A, B, C and R4 Since inception (6/19/03)	Class I Since inception (3/4/04)	Class W Since inception (12/1/06)
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)*	+5.85%	+5.72%	+4.36%	+4.55%	+5.73%

*	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.85%	[1]
5 years	rr_AverageAnnualReturnYear05	5.72%	[1]
Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2004
Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003
Class A, B, C, I, R4 and W Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class W
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.73%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
Class Z Shares | Columbia Limited Duration Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cfst4_SupplementTextBlock

Prospectus Supplement — June 7, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

The Principal Investment Strategies of the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Principal Risks of Investing in the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby revised to include the following information:

Average Annual Total Returns (without sales charge)

(for periods ended December 31, 2010)	1 year	5 years	Class A Since inception (6/19/03)
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)**	+5.85%	+5.72%	+4.36%

**	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Class Z Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.85%	[1]
5 years	rr_AverageAnnualReturnYear05	5.72%	[1]
Class Z Shares | Columbia Limited Duration Credit Fund | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 19, 2003

[1]	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep 29, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 7, 2012